Document and Entity Information	Jun. 01, 2020
Cover [Abstract]
Entity Registrant Name	EXTREME NETWORKS, INC.
Amendment Flag	false
Entity Central Index Key	0001078271
Document Type	8-K
Document Period End Date	Jun. 01, 2020
Entity Incorporation State Country Code	DE
Entity File Number	000-25711
Entity Tax Identification Number	77-0430270
Entity Address, Address Line One	6480 Via Del Oro
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95119
City Area Code	408
Local Phone Number	579-2800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock
Trading Symbol	EXTR
Security Exchange Name	NASDAQ